Segmented Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Revenues	$ 0	$ 1,401,517	$ 3,480,516
Assets	2,096,425	3,387,055
Total Property And Equipment	994,109	1,770,137
United States [Member]
Revenues	0	1,401,517	3,480,516
Canada [Member]
Assets	2,096,425	3,387,055	3,796,713
Total Property And Equipment	$ 994,109	$ 1,770,137	$ 2,273,406